11. INTANGIBLE ASSETS (Details 3)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Discount rate	For Metal packaging, flat steel and mining, these cash flows were considered using a discount rate after taxes between 5% and 13% p.a. in
Metal packaging
Disclosure of detailed information about intangible assets [line items]
Measurement of recoverable value	Discounted Cash Flow
Cash flow projection	Until 2028 + perpetuity
Gross Margin	Gross margin updated based on historical data, impacts of business restructuring and market trends
Cost Actualization	Cost based on historical data of each product and impacts of business restructuring
Growth rate	Growth of 1.5% p.a in real terms updated by long term inflation of 4.0% p.a.
Flat steel
Disclosure of detailed information about intangible assets [line items]
Measurement of recoverable value	Discounted Cash Flow
Cash flow projection	Until 2028 + perpetuity
Gross Margin	Gross margin updated based on historical data and market trends.
Cost Actualization	Updated costs based on historical data and market trends
Growth rate	Growth of 1.4% p.a in real terms updated by long term inflation of 2.5% p.a. of the Euro zone
Logistic
Disclosure of detailed information about intangible assets [line items]
Measurement of recoverable value	Discounted Cash Flow
Cash flow projection	Until 2027
Gross Margin	Estimated based on market studies for cargo captures and operational costs according market trends.
Cost Actualization	Costs based on historical data and market trends
Growth rate	Growth of 1.5% p.a in real terms
Mining
Disclosure of detailed information about intangible assets [line items]
Measurement of recoverable value	Discounted Cash Flow
Cash flow projection	Until 2054
Gross Margin	Reflects projection of costs due to the progress of the mining plan as well as startup and ramp up of projects . Price and exchange rate projected according industry reports.
Cost Actualization	Updated costs based on historical data, progress of mining plan as well as startup and ramp up of projects
Growth rate	Without growth in real terms updated only by long term inflation of 4.0% p.a.